Vessels in Operation	3 Months Ended
Mar. 31, 2014
Vessels In Operation
Vessels in Operation
3.	Vessels in Operation

	Vessel	Drydocking	Total

Cost
December 31, 2013	$1,147,878,454	$14,085,517	$1,161,963,971
Additions	284,895	3,496	288,391
Disposals	—	—	—

March 31, 2014	$1,148,163,349	$14,089,013	$1,162,252,362

Accumulated Depreciation
December 31, 2013	$128,760,113	$6,977,307	$135,737,420
Charge for the period	10,087,118	925,478	11,012,596
Disposals for the period	—	—	—

March 31, 2014	$138,847,231	$7,902,785	$146,750,016

Net Book Value
March 31, 2014	$1,009,316,118	$6,186,228	$1,015,502,346

December 31, 2013	$1,019,118,341	$7,108,210	$1,026,226,551

The net book value of vessels that serve as collateral for the Company’s bank loans was $877,078,839 at March 31, 2014.

Vessels Under Construction
Vessels in Operation
4.	Vessels Under Construction

	2013	2014

Vessels under construction at January 1	$20,110,888	60,197,486

Payments to shipyard	38,124,000	21,526,000
Other payments including site team costs and initial stores	1,962,598	820,070

Vessels under construction at December 31 / March 31	$60,197,486	$82,543,556